SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of disaggregated revenue
	Year Ended December 31,
	2022	2021
Herbs & Produce	$9,882	$9,693
Vitamins and Supplements	1,670	814
Total	$11,552	$10,507